Consolidated Statements of Net Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	$ 2,778.5	$ 3,806.0
Operating expenses
Cost of sales	2,388.7	2,292.0
Administrative and selling expenses	99.3	103.0
Income from operations	290.5	1,411.0
Other (income) and expenses
Finance income	(13.3)	(0.5)
Finance costs	17.9	48.6
Interest on pension and other post-employment benefit obligations	17.2	11.6
Foreign exchange (gain) loss	(41.1)	4.3
Transaction costs	0.0	26.5
Listing expense	0.0	235.6
Change in fair value of warrant liability	(47.7)	6.4
Change in fair value of earnout liability	(5.9)	(78.1)
Change in fair value of share-based compensation liability	(12.7)	0.0
Other (income) and expenses	(85.6)	254.4
Income before income taxes	376.1	1,156.6
Income tax expense	77.6	298.9
Net income	$ 298.5	$ 857.7
Net income per common share:
Basic	$ 2.43	$ 8.53
Diluted	$ 1.71	$ 7.75